Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Summary of future minimum lease obligation
Years Ended December 31,	Future Minimum Lease Payments
2013	$197,397
2014	133,214
2015	121,655
2016	66,000
Total	$518,266